Fair Value Measurements (Details) - EBP 000 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 2,462,818	$ 2,129,393
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	313,341	279,430
Investments measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,462,818	2,129,393
Mutual funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	153,796	136,829
Ryder System, Inc. common stock fund | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	159,545	142,601
Common collective trusts | Investments measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 2,149,476	$ 1,849,963